Provisions (Details) - EUR (€) € in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	€ 113.7	€ 113.7	€ 140.8
Acquisitions through business combinations, other provisions		1.9	7.0
Additional provision in the period		15.8	8.4
Release of provision		(8.5)	(6.2)
Utilization of provision		(9.6)	(34.3)
Unwinding of discounting		0.0	1.1
Foreign exchange		0.4	(3.1)
Opening balance sheet restatement IFRS 16	(66.9)	31.3
Provisions, ending balance	46.8	46.8	113.7
Current		40.9	44.3
Impact of transition to IFRS 16 Current Provisions	(3.6)
Non-current		(5.9)	(69.4)
Impact of Transition to IFRS 16 Non Current Provisions	(63.3)
Provisions		(46.8)
Restructuring
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	12.3	12.3	26.3
Acquisitions through business combinations, other provisions		0.0
Additional provision in the period		3.2	4.0
Release of provision		(1.5)	(1.5)
Utilization of provision		(6.7)	(16.5)
Unwinding of discounting		0.0	0.0
Foreign exchange		0.1	0.0
Provisions, ending balance	12.3	7.4	12.3
Onerous/ unfavorable contracts
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	68.8	68.8	75.4
Acquisitions through business combinations, other provisions		0.0
Additional provision in the period		0.0	0.0
Release of provision		0.0	0.0
Utilization of provision		(0.9)	(4.3)
Unwinding of discounting		0.0	0.8
Foreign exchange		0.2	(3.1)
Provisions, ending balance	1.9	1.2	68.8
Provisions related to other taxes
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	5.8	5.8	10.2
Acquisitions through business combinations, other provisions		0.0
Additional provision in the period		2.4	0.3
Release of provision		(1.3)	0.0
Utilization of provision		0.0	(4.7)
Unwinding of discounting		0.0	0.0
Foreign exchange		0.0	0.0
Provisions, ending balance	5.8	6.9	5.8
Contingent consideration
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	1.5	1.5	10.4
Acquisitions through business combinations, other provisions		0.0
Additional provision in the period		0.0	0.0
Release of provision		0.0	(2.7)
Utilization of provision		(1.5)	(6.5)
Unwinding of discounting		0.0	0.3
Foreign exchange		0.0	0.0
Provisions, ending balance	1.5	0.0	1.5
Other
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	25.3	25.3	18.5
Acquisitions through business combinations, other provisions		1.9	7.0
Additional provision in the period		10.2	4.1
Release of provision		(5.7)	(2.0)
Utilization of provision		(0.5)	(2.3)
Unwinding of discounting		0.0	0.0
Foreign exchange		0.1	0.0
Provisions, ending balance	25.3	31.3	25.3
IFRS 16 [Member]
Reconciliation of changes in other provisions [abstract]
Provisions, beginning balance	€ (46.8)	€ (46.8)
Provisions, ending balance			(46.8)
Current			40.7
Non-current			€ (6.1)